Credit Facilities	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Credit Facilities	Credit Facilities
The principal amounts of the Company’s borrowings subject to variable rates (after consideration of hedging arrangements) totaled approximately $554,902 and $1,176,477 at December 31, 2019 and 2018, respectively. The weighted average interest rate on the Company’s outstanding borrowings was approximately 2.18% and 2.71% at December 31, 2019 and 2018, respectively.
The Company entered into long-term fixed rate debt private placement agreements of €250,000 and Australian dollar ("A$") A$310,000 on May 31, 2019 and June 30, 2019, respectively. The rates of interest and maturity dates related to these agreements are included in the table below.
Certain borrowings require the Company to comply with a financial covenant with respect to a maximum debt to EBITDA ratio. At December 31, 2019, the Company was in compliance with all such covenants. Due to the workers’ compensation and insurance reserve requirements in certain states, the Company also had unused letters of credit of approximately $65,322 and $63,504 outstanding at December 31, 2019 and 2018, respectively.
Amounts outstanding under the Company’s credit facilities, net of debt issuance costs consist of the following:

	December 31,
	2019	2018
Unsecured Revolving Credit Facility, $1,500,000, LIBOR plus 1.50% variable, due October 30, 2022	$477,873	$604,383
Unsecured Term Loan A, $1,100,000, LIBOR plus 1.50% variable, due October 30, 2022	962,500	1,045,000
Unsecured term notes:
July 29, 2016, Series G Senior Unsecured Notes, $50,000, 2.64% fixed, due July 29, 2021	50,000	50,000
December 2, 2013, Series F Senior Unsecured Notes, $250,000, 3.24% fixed, due December 2, 2023	250,000	250,000
June 30, 2019, Series A Senior Unsecured Notes, A$155,000, 3.10% fixed, due June 30, 2024	108,422	—
October 30, 2017, Series J Senior Unsecured Notes, €225,000, 1.40% fixed, due October 30, 2024	252,000	257,468
June 30, 2019, Series B Senior Unsecured Notes, A$155,000, 3.43% fixed, due June 30, 2026	108,422	—
November 30, 2016, Series H Senior Unsecured Notes, $250,000, 3.24% fixed, due November 30, 2026	250,000	250,000
October 30, 2017, Series K Senior Unsecured Notes, €250,000, 1.81% fixed, due October 30, 2027	280,000	286,075
October 30, 2017, Series I Senior Unsecured Notes, $120,000, 3.70% fixed, due October 30, 2027	120,000	120,000
May 31, 2019, Series A Senior Unsecured Notes, €50,000, 1.55% fixed, due May 31, 2029	56,000	—
October 30, 2017, Series L Senior Unsecured Notes, €125,000, 2.02% fixed, due October 30, 2029	140,000	143,038
May 31, 2019, Series B Senior Unsecured Notes, €100,000, 1.74% fixed, due May 31, 2031	112,000	—
October 30, 2017, Series M Senior Unsecured Notes, €100,000, 2.32% fixed, due October 30, 2032	112,000	114,430
May 31, 2019, Series C Senior Unsecured Notes, €100,000, 1.95% fixed, due May 31, 2034	112,000	—
Other unsecured debt	40,340	27,093
Total unsecured debt	3,431,557	3,147,487
Unamortized debt issuance costs	(5,458)	(4,207)
Total debt	3,426,099	3,143,280
Less debt due within one year	624,043	711,147
Long-term debt, excluding current portion	$2,802,056	$2,432,133
 Approximate maturities under the Company’s credit facilities, net of debt issuance costs, are as follows:

2020	$624,043
2021	189,573
2022	713,952
2023	249,240
2024	359,898
Thereafter	1,289,393
$3,426,099